Disclosure of detailed information about intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Balance, beginning of year	$ 6,614
Balance, end of year	5,575	$ 6,614
Cost [Member]
Statement [Line Items]
Balance, beginning of year	16,998	16,179
Additions	1,203	407
Effects of movement in exchange rates	968	412
Balance, end of year	19,169	16,998
Accumulated amortization [Member]
Statement [Line Items]
Balance, beginning of year	10,384	7,320
Amortization for the year	2,541	2,882
Effects of movement in exchange rates	669	182
Balance, end of year	$ 13,594	$ 10,384